Segment Information - Schedule of profit or loss. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Sales	$ 1,862,231	$ 2,761,798	$ 2,825,488
Cost of sales:
Cost of sales:	(644,995)	(1,134,926)	(1,269,776)
Gross profit	1,217,236	1,626,872	1,555,712
Other income	52,600	930	605
Selling and marketing expenses	(1,841,859)
Administrative expense	(2,037,264)	(1,110,982)	(473,707)
(Loss) profit before income tax	(2,609,287)	516,820	1,082,610
Income tax credit (expense)	363,109	(137,390)	(157,047)
(Loss) profit for the year	(2,246,178)	379,430	925,563
Subcontracting charges [Member] | Reportable Subsegments [Member]
Cost of sales:
Cost of sales:	(395,096)	(853,092)	(1,119,286)
Depreciation and amortization [Member] | Reportable Subsegments [Member]
Cost of sales:
Cost of sales:	(172,318)	(83,944)	(70,247)
Salaries [Member] | Reportable Subsegments [Member]
Cost of sales:
Cost of sales:	$ (77,581)	$ (197,890)	$ (80,243)